As filed with the Securities and Exchange Commission on
May 31, 2016

Registration No. 333-515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 235	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 236	/ X /
(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on July 1, 2016 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment No. 235 is being filed pursuant to Rule 485(b) under the
Securities Act of 1933, as amended (the “Securities Act”), solely to designate July 1,
2016, as the new effective date for Post-Effective Amendment No. 233 filed pursuant to
Rule 485(a) under the Securities Act on April 1, 2016. This Post-Effective Amendment
No. 235 is not intended to amend or supersede any information contained in Post-
Effective Amendment No. 233.

This Post-Effective Amendment relates solely to the Registrant's Putnam Dynamic Asset Allocation Equity Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM FUNDS TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 233 to the Registration Statement on Form N-1A of Putnam Funds Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2016 (“Amendment No. 233/234”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 233/234 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 233/234 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 1, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 31st day of May, 2016.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting
Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
May 31, 2016

*Signed pursuant to power of
attorney filed in Post-Effective
Amendment No. 150 to the
Registrant’s Registration Statement
on September 28, 2012.